Premises and Equipment, Net (Premises and Equipment, Less Accumulated Depreciation and Amortization) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 40,869	$ 34,837
Accumulated depreciation and amortization		(20,881)	(18,780)
Premises and equipment, net	23,146	19,988	16,057
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		436	436
Building and Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		3,224	3,270
Capital Leases
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		2,600	2,600
Furniture, Fixtures and Equipments
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		15,155	13,724
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 19,454	$ 14,807